Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		55 Months Ended	3 Months Ended	1 Months Ended			0 Months Ended
	Jul. 31, 2014	Jan. 31, 2014	Sep. 30, 2014 contract	Sep. 30, 2013	Sep. 30, 2014 contract	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 contract	Mar. 27, 2014	Oct. 31, 2014	Sep. 30, 2014	Nov. 30, 2013	Jul. 14, 2014	Jul. 30, 2014 director	Jan. 31, 2013
Nature of Business and Operations Overview
Number of contracts			317		317				317			317
Number of active contracts			211		211				211			211
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Cumulative operating losses			$ (2,326,563)	$ (1,949,099)	$ (6,935,640)	$ (6,427,115)	$ (8,040,134)	$ (7,943,207)	$ (48,900,000)
Working capital (deficit)			(2,300,000)		(2,300,000)				(2,300,000)			(2,300,000)		1,000,000
Business acquisition, total consideration					2,125,000
Cash paid for acquisition					1,750,000
Amount outstanding			4,758,815		4,758,815		7,171,252		4,758,815			4,758,815
Available cash for operations														2,300,000
Debt converted	6,301,241	986,793				6,744,139
Conversion of debt, shares issued	5,139,169	246,867				1,854,638
Proceeds from issuance of convertible preferred stock					839,300
Allowance for doubtful accounts receivable			94,000		94,000		89,000	10,000	94,000			94,000
Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)										$ 1.45						$ 4.00
Warrants issued for debt conversion										821,250
Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares)			610,000
Share price (in dollars per share)			$ 1.50		$ 1.50				$ 1.50			$ 1.50
Proceeds from issuance of convertible preferred stock			839,300
Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares)											826,336
Share price (in dollars per share)											$ 1.50
Proceeds from issuance of convertible preferred stock											1,120,439
Note Payable Due December 2014
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding			733,677		733,677				733,677			733,677
Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)	$ 1.88		$ 2.00	$ 4.00	$ 2.00	$ 4.00			$ 2.00			$ 2.00
Period of warrant	5 years		5 years									5 years
Shares that may be purchased under warrant agreement	3,289,086		305,000	80,813	305,000	80,813			305,000			305,000
Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)											$ 2.00
Period of warrant											5 years
Shares that may be purchased under warrant agreement											826,336
Common Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares)					4,500,000	284,000	319,000
Share price (in dollars per share)				$ 4.00		$ 4.00
Conversion of debt, shares issued							2,765,953						1,079,920
IPO
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Proceeds from issuance of stock, net	5,500,000
Debt converted	6,300,000
Conversion of debt, shares issued	5,100,000
Warrants issued for debt conversion	3,300,000
Exercise price of warrants (in dollars per share)	$ 1.875
IPO | Common Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares)	4,500,000													4,500,000
Share price (in dollars per share)	$ 1.50													$ 1.50
Director | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)														$ 1.88
Period of warrant														5 years
Shares that may be purchased under warrant agreement														2,250,000
Number of directors														2
Director | Related Party Loan Ten
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Number of directors															2
Maximum borrowing capacity under financing agreement															$ 2,500,000
Related party interest rate															10.00%
Related party default interest rate															18.00%